Capital and funding (Tables)	12 Months Ended
Dec. 31, 2023
Equity and liabilities [abstract]
Summary of Share Capital

	£ million	£ million
Unilever PLC	2023	2022
PLC ordinary shares of 3 1/9 p each(a)	78.3	81.8

Unilever Group	€ million	€ million
Euro equivalent in millions(b)	88	92
(a)At 31 December 2023, 2,516,597,338 (2022: 2,629,243,772) of PLC ordinary shares were in issue. During the year 100,000 new shares were issued and 112,746,434 shares were cancelled.
(b)The ordinary share capital of PLC is translated using the conversion rate as at the date of Unification of £1 = €1.121.

Summary of Combined Financial Information in Relation to HUL	Summary financial information in relation to HUL is shown below.

	€ million	€ million
HUL balance sheet as at 31 December	2023	2022
Non-current assets	6,221	6,354
Current assets	2,004	1,604
Current liabilities	(1,315)	(1,258)
Non-current liabilities	(1,531)	(1,152)
HUL comprehensive income for the year ended 31 December
Turnover	6,636	6,828
Profit after tax	1,147	1,190
Total comprehensive income	937	940

	€ million	€ million
HUL cash flow for the year ended 31 December	2023	2022
Net increase/(decrease) in cash and cash-equivalents	(22)	95

HUL non-controlling interest
1 January	(2,115)	(2,146)
Share of (profit)/loss for the year ended 31 December	(437)	(454)
Other comprehensive income	(1)	(3)
Dividend paid to the non-controlling interest	405	395
Currency translation	80	97
Other movements in equity	20	(4)
31 December	(2,048)	(2,115)

Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves

	€ million	€ million	€ million
	Total 2023	Total 2022	Total 2021
Fair value reserves – see following table	392	329	502
Currency retranslation of group companies – see following table	(7,432)	(5,803)	(6,043)
Capital redemption reserve	25	21	21
Book value of treasury shares – see following table	(207)	(282)	(388)
Repurchase of shares	(6,034)	(4,527)	(3,018)
Cancellation of PLC shares	5,282	—	—
Other(a)	(544)	(542)	(284)
	(8,518)	(10,804)	(9,210)
(a)Relates primarily to options to purchase non-controlling interest in subsidiaries.

Summary of Treasury Shares Movements

	€ million	€ million
Treasury shares – movements during the year	2023	2022
1 January	(4,809)	(3,406)
Repurchase of shares	(1,507)	(1,509)
Cancellation of PLC shares	5,282	—
Other purchases and utilisations	75	106
31 December	(959)	(4,809)

Disclosure of Currency Retranslation Reserve

	€ million	€ million
Currency retranslation reserves – movements during the year	2023	2022
1 January	(5,803)	(6,043)
Currency retranslation of group companies' net assets and liabilities during the year	(1,514)	212
Movement in net investment hedges and exchange differences in net investments in foreign operations	(115)	28
31 December	(7,432)	(5,803)

Disclosure of Fair Value Reserve

	€ million	€ million
Fair value reserves – movements during the year	2023	2022
1 January	329	502
Movements in Other comprehensive income, net of tax
Gains/(losses) on equity instruments	(27)	45
Gains/(losses) on cash flow hedges	(27)	(92)
Hedging gains/(losses) transferred to non-financial assets	117	(126)
31 December	392	329
Refer to the consolidated statement of comprehensive income on page 173, the consolidated statement of changes in equity on page 174, and note 6C on page 194.

Disclosure of Remeasurement of Defined Benefit Pension Plans Net of Tax
Remeasurement of defined benefit pension plans, net of tax

	€ million	€ million
	2023	2022
1 January	330	803
Movement during the year	(510)	(473)
31 December	(180)	330
Refer to the consolidated statement of comprehensive income on page 173, the consolidated statement of changes in equity on page 174, note 4B from pages 185 to 190 and note 6C on page 194.

Disclosure of Currency Retranslation Gains (Losses)

	€ million	€ million
	2023	2022
1 January	(5,883)	(6,497)
Currency retranslation during the year:
Other reserves	(1,629)	240
Retained profit	294	487
Non-controlling interest	(126)	(113)
31 December	(7,344)	(5,883)

Summary of Financial Liabilities

	€ million	€ million	€ million	€ million	€ million	€ million
Financial liabilities(a)	Current 2023	Non-Current 2023	Total 2023	Current 2022	Non-Current 2022	Total 2022
Bank loans and overdrafts(b)	501	5	506	508	11	519
Bonds and other loans	4,066	22,626	26,692	4,723	21,789	26,512
Lease liabilities	334	1,061	1,395	340	1,068	1,408
Derivatives	48	446	494	102	529	631
Other financial liabilities(c)	138	397	535	102	316	418
	5,087	24,535	29,622	5,775	23,713	29,488
(a)For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)Bank loans and overdrafts include €5 million (2022: €4 million) of secured liabilities.
(c)Includes options and financial liabilities to acquire non-controlling interests in the US, Myanmar, India, Italy and Hong Kong, refer to note 21.

Disclosure of Reconciliation of Liabilities Arising from Financing Activities
Reconciliation of liabilities arising from financing activities

			Non-cash movement

Movements in 2023 and 2022	Opening balance at 1 January	Cash movement	Business acquisi- tions/ disposals	Foreign exchange changes	Fair value changes	Other movements	Closing balance at 31 December
	€ million	€ million	€ million	€ million	€ million	€ million	€ million
2023
Bank loans and overdrafts(a)	(519)	(98)	(9)	130	–	(10)	(506)
Bonds and other loans(a)	(26,512)	(413)	(3)	403	(159)	(8)	(26,692)
Lease liabilities(b)	(1,408)	399	12	55	–	(453)	(1,395)
Derivatives	(631)	–	–	7	130	–	(494)
Other financial liabilities(a)	(418)	–	(44)	19	(81)	(11)	(535)
Total	(29,488)	(112)	(44)	614	(110)	(482)	(29,622)

2022
Bank loans and overdrafts(a)	(402)	(129)	–	29	–	(17)	(519)
Bonds and other loans(a)	(27,621)	1,343	–	(727)	490	3	(26,512)
Lease liabilities(b)	(1,649)	546	–	12	–	(317)	(1,408)
Derivatives	(184)	–	–	(2)	(448)	3	(631)
Other financial liabilities(a)	(277)	4	–	17	108	(270)	(418)
Total	(30,133)	1,764	–	(671)	150	(598)	(29,488)
(a)These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term borrowings, additional financial liabilities and repayment of financial liabilities. The difference of €(14) million (2022: €9 million) represents cash movements in overdrafts that are not included in financing cash flows.
(b)Lease liabilities cash movement is included within capital element of lease payments in the consolidated cash flow statement. The difference of €5 million (2022: €28 million) represents gain or loss from termination and modification of lease contracts.
Summary of Analysis of Bonds and Other Loans	Analysis of bonds and other loans

€ million	Total 2023	Total 2022
Unilever PLC
1.375% Notes 2024 (£)	288	282
1.875% Notes 2029 (£)	286	281
1.500% Notes 2026 (£)	575	563
1.500% Notes 2039 (€)	647	646
2.125% Notes 2028 (£)(a)	320	300
Total PLC	2,116	2,072
Other group companies
The Netherlands
1.625% Notes 2033 (€)	794	794
1.375% Notes 2029 (€)	746	745
1.125% Bonds 2027 (€)	698	698
1.125% Bonds 2028 (€)	697	696
0.875% Notes 2025 (€)	649	649
0.500% Bonds 2025 (€)	649	648
1.375% Notes 2030 (€)	645	644
0.375% Notes 2023 (€)	–	600
1.000% Notes 2027 (€)	599	599
1.000% Notes 2023 (€)	–	500
0.500% Notes 2023 (€)	–	500
0.500% Notes 2024 (€)	500	498
1.250% Notes 2025 (€)	1,000	999
1.750% Notes 2030 (€)	996	995
1.250% Notes 2031 (€)(a)	576	539
2.250% Notes 2034 (€)(a)	786	735
0.750% Notes 2026 (€)(a)	475	458
1.750% Notes 2028 (€)	645	645
3.250% Notes 2031 (€)	495	–
3.500% Notes 2035 (€)	496	–

United States
5.900% Bonds 2032 (US $)	897	932
2.900% Notes 2027 (US $)	897	930
3.500% Notes 2028 (US $)	716	742
2.000% Notes 2026 (US $)	629	651
3.125% Notes 2023 (US $)	–	516
3.250% Notes 2024 (US $)	452	468
3.100% Notes 2025 (US $)	450	467
2.600% Notes 2024 (US $)	451	468
3.500% Bonds 2028 (US $)	449	465
3.375% Notes 2025 (US $)	315	327
7.250% Bonds 2026 (US $)	267	276
6.625% Bonds 2028 (US $)	214	221
5.600% Bonds 2097 (US $)	83	86
2.125% Notes 2029 (US $)	762	790
2.600% Notes 2024 (US $)	453	473
1.375% Notes 2030 (US $)(a)	368	368
0.375% Notes 2023 (US $)	–	469
0.626% Notes 2024 (US $)	452	469
2.625% Notes 2051 (US $)	576	598
1.750% Notes 2031 (US $)(a)	640	644
3.300% Notes 2029 (€)	549	–
3.400% Notes 2033 (€)	694	–
4.875% Notes 2028 (US $)	630	–
5.000% Notes 2033 (US $)	714	–
Commercial Paper (US $)	1,465	2,057

Other countries
Switzerland	6	81
Others	1	–
Total other group companies	24,576	24,440
Total bonds and other loans	26,692	26,512
(a)Bonds includes €(378) million (2022: €(537)million) fair value adjustment following the fair value hedge accounting of fixed-for-floating interest rate swaps.